Shareholders' Equity - Share Repurchases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 17, 2022	Dec. 09, 2021
Equity, Class of Treasury Stock [Line Items]
Stock repurchased during the period (in shares)		0	0
2022 Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount				$ 10,000,000,000.0
Stock repurchase program, remaining authorized repurchase amount	$ 10,000,000,000.0
2021 Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount					$ 10,000,000,000.0
Stock repurchase program, remaining authorized repurchase amount	$ 6,500,000,000
Stock repurchased during the period (in shares)	34,100,000
Stock repurchased during period, value	$ 3,500,000,000